TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
TRADE AND OTHER PAYABLES
17. TRADE AND OTHER PAYABLES

	AS AT DECEMBER 31,
	2025	2024
Non-current
Accrued bonuses related to acquisition (Note 5)	1,120	—

Current
Trade payables(i)	3,015	2,396
Accruals(ii)	8,573	6,392
Indirect taxes	1,658	1,342
Other payables(iii)	231	75
	13,477	10,205
(i)Trade payables balance is unsecured, interest-free and settled within 60 days from incurrence.
(ii)Included in accruals are $6,778 (2024: $2,632) which satisfy the definition of financial liabilities under IAS 32 – Financial Instruments: Presentation, which is comprised of accrued partnership costs, accrued bonuses related to acquisition and other unbilled operational expenses.
(iii)Included in other payables are $109 (2024: nil) which satisfy the definition of financial liabilities under IAS 32 – Financial Instruments: Presentation.